Bank Loans and Borrowings and Lease Liability - Summary of Changes in Lease Liability (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Disclosure Of Changes In Lease Liability [Line Items]
Beginning of the period	R$ 9,825	R$ 20,278
Additions	0	2,625
Payment of lease liabilities	(2,377)	(7,463)
Interest expense	702	2,036
Termination of lease	0	(7,541)
Reclassification to held for sale	0	(110)
End of the period	R$ 8,150	R$ 9,825